Stock-based Compensation - Summary of Stock Option Activity with in 2014 Stock Incentive Plan and 2019 Incentive Award Plan (Details) - 2014 and 2019 Plan - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Beginning balance	5,742,053	6,830,037	6,816,798
Number of shares, Granted	27,350	221,176	1,357,426
Number of shares, Exercised	(2,969)	(10,047)	(642,314)
Number of shares, Forfeited	(166,346)	(1,299,113)	(701,873)
Number of shares, Ending balance	5,600,088	5,742,053	6,830,037	6,816,798
Number of shares, Options exercisable	4,789,470	4,579,486
Number of shares, Options unvested	810,618	1,162,567
Weighted average exercise price, Beginning balance	$ 2.35	$ 5.35	$ 10.11
Weighted average exercise price, Granted	4.66	1.78	32.76
Weighted average exercise price, Exercised	0.07	1.24	2.02
Weighted average exercise price, Forfeited	2.2	18.04	16.48
Weighted average exercise price, Ending balance	2.36	2.35	$ 5.35	$ 10.11
Weighted average exercise price, Options exercisable	2.4	2.4
Weighted average exercise price, Options unvested	$ 2.13	$ 2.12
Weighted average remaining contractual term (in years), Outstanding	5 years 7 months 17 days	6 years 8 months 8 days	7 years 9 months 3 days	8 years 5 months 12 days
Weighted average remaining contractual term (in years), Granted	8 years 7 months 9 days	8 years 3 months 25 days	8 years 25 days
Weighted average remaining contractual term (in years), Options exercisable as of March 31, 2023	5 years 3 months 14 days	6 years 4 months 20 days
Weighted average remaining contractual term (in years), Options unvested as of March 31, 2023	7 years 7 months 24 days	7 years 10 months 2 days
Aggregate intrinsic value, Outstanding	$ 9,114	$ 6,987	$ 171,415
Aggregate intrinsic value, Exercised	1	37	11,652
Aggregate intrinsic value, Outstanding	4	9,114	$ 6,987	$ 171,415
Aggregate intrinsic value, Options exercisable	4	7,071
Aggregate intrinsic value, Options unvested	$ 0	$ 2,043